CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (434,412)	$ 408,427
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(138,764)	(1,205,820)
Forgiveness of debt	(352,071)	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(30,350)	19,114
Prepaid incomes taxes	17,841	(69,483)
Accounts payable and accrued expenses	339,139	71,342
Income tax payable	0	(16,311)
Net cash used in operating activities	(598,617)	(792,731)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(282,626)	(993,099)
Cash withdrawn from Trust Account to pay redeeming stockholders	26,297,218	40,726,687
Cash withdrawn from Trust Account to pay franchise and income taxes	161,430	512,993
Net cash provided by investing activities	26,176,022	40,246,581
Cash Flows from Financing Activities:
Proceeds from promissory notes	274,266	845,623
Proceeds from promissory note - related party	481,007	481,141
Repayment of promissory note - related party	(35,000)	(65,000)
Redemption of common stock	(26,297,218)	(40,726,687)
Net cash used in financing activities	(25,576,945)	(39,464,923)
Net change in cash	460	(11,073)
Cash - beginning	6	11,079
Cash - ending	466	6
Supplemental Cash Flow Information:
Cash paid for income taxes	0	170,000
Non-cash Investing and Financing Activities:
Change in value of common stock subject to redemption	1,497,477	688,432
Capital contribution to Trust Account	$ 0	$ 280,000